Reconciliation of Redeemable Noncontrolling Interest (Detail)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Redeemable Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest opening balance	¥ 178,605,097		¥ 131,497,104
Issuance of Redeemable noncontrolling interest	0		0
Net loss attributable to redeemable noncontrolling interest	(14,724,152)	$ (2,120,719)	(32,697,713)	¥ (20,876,617)
Accretion of Redeemable noncontrolling interest	82,890,188		79,805,706
Redeemable noncontrolling interest ending balance	¥ 246,771,133	$ 35,542,436	¥ 178,605,097	¥ 131,497,104